Employee Benefits - Schedule of Principal Actuarial Assumptions Used (Detail)	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Disclosure of principal actuarial assumptions [Line Items]
Discount rate	0.18%	0.21%
Rate of increase in future salary	0.77%	0.77%
Top of range [member]
Disclosure of principal actuarial assumptions [Line Items]
Discount rate	0.88%	1.22%
Rate of increase in future salary	4.49%	4.49%